SHARE CAPITAL (Details Narrative) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 15, 2021	Jan. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Oct. 01, 2019
IfrsStatementLineItems [Line Items]
Share price per share					$ 8.50
Share capital value					$ 365,794,851	$ 312,633,450		$ 1
Shares issued to employees							$ 1,745,447
Interest payable			$ 47,791	$ 47,791
Number of shares issued			6,688,392	6,688,392
Number of private warrants	2,571,669
Incurred private placement	$ 1,636,312
Warrants holders excrised amount						17,031,098
Diginex HK [Member]
IfrsStatementLineItems [Line Items]
Share price per share					$ 8.50
Share capital value					$ 83,480,089	393,242
Fair value issued		$ 7,241,700
Wages and salaries					211,122	111,075
Shares issued to employees					728,300
Continued operation					715,834
Discontinued operations					12,466
Share issued to employees shares							10,522
Shareholder loan					650,000
Interest payable					72,306
Shares issued to settle shareholder loan, share				9,039
[custom:EquitysettledSharebasedPaymentsShares]			448
Issuance of convertible bond					687,236
Issuance of settled shares					509,985
Net share capital					177,251
Convertible bond					25,207
Convertible bond totaling charge					$ 152,044
Number of shares issued					25,000,000
Exchange of outstanding shares					1,789,708
Increase of share capital					$ 212,500,000
Acquisition reserve					$ 129,019,911
Number of private warrants	2,571,669
Private placement cash	$ 38,575,035
Private warrants fair value	21,980,647
Capital rais expenses	$ 2,871,652
Number of private warrants		3,030,000
Warrants holders execrised					1,480,965
Warrant execrised per share					$ 11.50
Warrants holders excrised amount					$ 17,031,098
Diginex HK [Member] | Contractual Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value issued						$ 12,861
8ii Enterprises [Member]
IfrsStatementLineItems [Line Items]
Share price per share			$ 8.50	$ 8.50
Number of shares issued			6,688,392	6,688,392